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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AS AND OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

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 1.    Name and address of issuer: Protective Variable Annuity Separate Account
                                   2801 Highway 280 South
                                   Birmingham, Alabama  35223

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 2.   Name of each series or class of securities for which this Form is filed: (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes):

                                                                         /X/
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 3.    Investment Company Act File Number: 811-8108

       Securities Act File Number: 33-70984
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 4(a). Last day of fiscal year for which this notice is filed:
       Year Ended December 31, 1997

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 4(b). Check box if this notice is being filed late more than 90 days after the end of the issuer's fiscal year

                                                                         / /
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 4(c). Check box if this is the last time the issuer will be filing this form.

                                                                         / /
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  5. Calculation of registration fee:


   (i) Aggregate sale price of securities sold during
       the fiscal year in reliance on section 24f
       (from Item 10):                                             $277,998,761
                                                                  -------------
  (ii) Aggregate price of securities redeemed or
       repurchased during the fiscal year (if
       applicable):                                   39,795,627
                                                     ------------
 (iii) Aggregate price of securities redeemed or
       repurchased during any prior fiscal year
       ending no earlier than October 11, 1995
       that were not previously used to reduce
       registration fees payable to the Commission       -0-
                                                     ------------
  (iv) Total available redemption credits
       [add Items 5(ii) and 5(iii)]:                              -$(39,795,627)
                                                                  -------------
   (v) Net sales-if Item 5(i) is greater than Item
       5(iv) [subtract Item 5(iv) from Item 5(i)]:                 $238,203,134
                                                                  -------------
  (vi) Redemption credits available for use in
       future years-if Item 5(i) is less than Item
       5(iv) [subtract Item 5(iv) from Item 5(i)]:   $ (       0)
                                                     ------------
 (vii) Multiplier for determining registration fee
       (See Instruction C.9):                                       x0.00029500
                                                                  -------------
(viii) Registration fee due [multiply Item 5(v) by
       Item 5(vii)] (enter "0" if no fee is due):                 =$     70,270
                                                                  -------------

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  6. Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units deducted here:
        N/A    If there is a number of shares or other units that were
     __________
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
     the issuer in future fiscal years, then state that number here:   N/A
                                                                     _________

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  7. Interest due-if this Form is being filed more than 90 daysa after the end of the issuer's fiscal year (see Instruction D):
                                                                   +$        N/A
                                                                   -------------
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  8. Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:
                                                                   =$     70,270
                                                                   -------------
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  9. Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

          March __, 1998
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     Method of delivery:

          /X/  Wire Transfer
          / /  Mail or other means


                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*  /s/ John O'Sullivan
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                             Vice President, Protective Life Insurance Company
                           ---------------------------------------------------

  Date  March __, 1998
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*Please print the name and title of the signing officer below the signature.
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